Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Provision for doubtful accounts	¥ 24,807	$ 3,563	¥ 11,222	¥ 11,688